Document and Entity Information	Jan. 18, 2022
Cover [Abstract]
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Vintage Wine Estates, Inc., with the Securities and Exchange Commission on January 18, 2022 (the “Original 8-K”) is being filed solely to (i) correct an inadvertent typographical error on the share price used to determine the valuation of the common stock issued pursuant to the Agreement (as defined below) and described under Item 8.01, (ii) provide a description of the method of determining such share price pursuant to the Agreement, and (iii) include the Exhibit 104 XBRL cover page interactive data file within the exhibit list set forth under Item 9.01. No other changes have been made to the Original 8-K or Exhibit 99.1 thereto.
Entity Central Index Key	0001834045
Document Type	8-K/A
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-40016
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	937 Tahoe Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	877
Local Phone Number	289-9463
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value per share
Trading Symbol	VWE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false